Right-of-use assets and lease liabilities - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases [Line Items]
Percentage of accumulated cost of right-of-use assets which come from business acquisitions	5.00%
Amortization expense	R$ 56,236	R$ 50,171
Interest on leases	R$ 16,977	R$ 13,217	R$ 5,076
Bottom of range
Leases [Line Items]
Term (in years)	3 years
Top of range
Leases [Line Items]
Term (in years)	8 years